Note 6 - Other Receivables	12 Months Ended
Jan. 31, 2014
Other Receivables [Abstract]
Other Receivables [Text Block]
Note 6 - Other Receivables

	January 31, 2014	January 31, 2013
Net working capital adjustments receivable from acquisitions	4,005	1,986
Other receivables	4,440	3,669
	8,445	5,655

Of the net working capital adjustments receivable from acquisitions, $3.7 million is recoverable from amounts held in escrow related to the respective acquisitions.